BRIDGES CAPITAL TACTICAL ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 51.5%	Shares	Value
Alpha Architect 1-3 Month Box ETF (a)(b)	149,240	$16,816,363
iShares Russell 2000 ETF	5,080	1,096,213
VanEck Semiconductor ETF (c)	2,705	754,370
TOTAL EXCHANGE TRADED FUNDS (Cost $18,370,234)		18,666,946

COMMON STOCKS - 37.7%
Communication Services - 9.3%
Interactive Media & Services - 6.1%
Alphabet, Inc. - Class C	6,067	1,076,225
Meta Platforms, Inc. - Class A	1,530	1,129,278
		2,205,503
Movies & Entertainment - 3.2%
Netflix, Inc. (c)	869	1,163,704
Total Communication Services		3,369,207

Consumer Discretionary - 5.9%
Automobile Manufacturers - 2.9%
Tesla, Inc. (c)	3,269	1,038,430

Broadline Retail - 3.0%
Amazon.com, Inc. (c)	4,951	1,086,200
Total Consumer Discretionary		2,124,630

Consumer Staples - 5.0%
Consumer Staples Merchandise Retail - 3.0%
Costco Wholesale Corp.	1,093	1,082,004

Soft Drinks & Non-alcoholic Beverages - 2.0%
PepsiCo, Inc.	5,415	714,997
Total Consumer Staples		1,797,001

Energy - 2.0%
Integrated Oil & Gas - 2.0%
Chevron Corp.	5,153	737,858

Information Technology - 15.5%
Application Software - 2.9%
Palantir Technologies, Inc. - Class A (c)	7,655	1,043,530

Semiconductors - 6.4%
Broadcom, Inc.	4,263	1,175,096

BRIDGES CAPITAL TACTICAL ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 37.7% (CONTINUED)	Shares	Value
Semiconductors - 6.4% (Continued)
Nvidia Corp.	7,367	$1,163,912
		2,339,008
Systems Software - 3.1%
Microsoft Corp.	2,234	1,111,214

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	5,435	1,115,099
Total Information Technology		5,608,851
TOTAL COMMON STOCKS (Cost $12,988,974)		13,637,547

SHORT-TERM INVESTMENTS - 10.9%
Money Market Funds - 1.0%
First American Government Obligations Fund - Class X, 4.25% (d)	385,493	385,493

U.S. Treasury Bills - 9.9%	Par
4.19%, 07/31/2025 (e)	$3,589,000	3,576,554
TOTAL SHORT-TERM INVESTMENTS (Cost $3,962,047)		3,962,047

TOTAL INVESTMENTS - 100.1% (Cost $35,321,255)		$36,266,540
Liabilities in Excess of Other Assets - (0.1)%		(29,502)
TOTAL NET ASSETS - 100.0%		$36,237,038

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	The rate shown is the annualized effective yield as of June 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BRIDGES CAPITAL TACTICAL ETF

Summary of Fair Value Disclosures as of June 30, 2025 (Unaudited)

Bridges Capital Tactical ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Exchange Traded Funds	$18,666,946	$—	$—	$18,666,946
Common Stocks	13,637,547	—	—	13,637,547
Money Market Funds	385,493	—	—	385,493
U.S. Treasury Bills	—	3,576,554	—	3,576,554
Total Investments	$32,689,986	$3,576,554	$—	$36,266,540

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Transactions With Affiliates

The Fund transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended June 30, 2025:

Alpha Architect 1-3 Month Box ETF
Value, Beginning of Period	$27,214,709
Purchases	6,230,217
Proceeds from Sales	(16,788,191)
Net Realized Gains (Losses)	92,123
Change in Unrealized Appreciation (Depreciation)	67,505
Value, End of Period	$16,816,363
Dividend Income	$—
Capital Gains Distributions	$—

BRIDGES CAPITAL TACTICAL ETF

Alpha Architect 1-3 Month Box ETF
Shares, Beginning of Period	244,100
Number of Shares Purchased	55,557
Number of Shares Sold	(150,417)
Shares, End of Period	149,240

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